Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-38172
Entity Registrant Name	Freight Technologies, Inc.
Entity Central Index Key	0001687542
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	2001 Timberloch Place
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Country	VG
Entity Address, Postal Zip Code	000000
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	FRGT
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,660,627
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	5854
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Freight Technologies, Inc and its subsidiaries (the “Company”) as of December 31, 2025 and 2024 and the related consolidated statements of operations, comprehensive loss, stockholders’ equity (deficit), and cash flows for each of the two years in the period ended December 31, 2025 and 2024, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2025 and 2024, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	TAAD, LLP
Auditor Location	Diamond Bar, CA
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2001 Timberloch Place
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	000000
City Area Code	(773)
Local Phone Number	905-5076
Contact Personnel Name	Mr. Javier Selgas